Accounts receivable	12 Months Ended
Dec. 31, 2017
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Financing Receivables [Text Block]
Note 6 – Accounts receivable

Accounts receivable consisted of the following:

	December 31 2017	December 31, 2016

Accounts receivable	$52,201,869	$41,577,348
Accounts receivable – related parties *	3,434,845	-
Allowance for doubtful accounts	(3,879,219)	(936,456)
	51,757,495	40,640,892
Less: account receivable – long term portion from continuing operations **	(1,502,518)	-
Accounts receivable – short term portion, net	$50,254,977	$40,640,892

Including:
Accounts receivable – short term portion from continuing operations, net	$44,834,930	$35,904,345
Accounts receivable – short term portion from EDLC business net	$5,420,047	$4,736,547
Accounts receivable – short term portion, net	$50,254,977	$40,640,892

* As of December 31, 2017, the Company had total accounts receivable balances of $3,434,845 due from the affiliates of the original shareholders of E-Motors. E-Motors did not have related party’s sales to these two related parties after being acquired by the Company on July 12, 2017 (Note 4). The Company collected back approximately $2.2 million (RMB 14.5 million) from these two related parties by May 6, 2018 and expects to collect the remaining balance by June 30, 2018.

**representing the non-current portion of accounts receivable resulted from disposition of certain assets in Tantech Energy (Note 5).

Approximately $16.4 million or 37% of the accounts receivable balances (including $2.2 million accounts receivable from related parties) from continuing operations (equivalent to approximately $23.8 million) and $5.4 million of accounts receivable balance from EDLC business have been subsequently collected by May 6, 2018.

	Years ended December 31,
	2017	2016
Balance at beginning of year	$936,456	$1,224,364
Addition to doubtful accounts expense	2,768,948	547,176
Deduction – collection of doubtful accounts	-	(748,241)
Translation adjustments	173,815	(86,843)
Balance at end of year	$3,879,219	$936,456